Related Party Balance and Transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Balance and Transactions [Abstract]
Schedule of Outstanding Balances Due to Related Parties

As of March 31, 2026 and September 30, 2025, the outstanding balances due to related parties were as follows:

	2026	2025
	(Unaudited)	(Audited)
Shangzhao (“Cizar”) Hong – funds transfer	$18,016	$—

For the six months ended March 31, 2026 and 2025, the transactions with related parties were as follows:

	2026	2025
Shangzhao (“Cizar”) Hong – funds transfer	$18,016	$—